SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (TABLES)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Tables [Abstract]
Schedule of Revision of Prior Period Financial Statements
	As Previously Reported	Adjustment	As Adjusted

December 31, 2011:	(In Millions)

Assets:
Deferred policy acquisition costs	$228	$(4)	$224
Liabilities:
Future policy benefits and other
policyholders liabilities	$390	$(10)	$380
Other liabilities	43	(31)	12
Current and deferred income taxes	134	13	147
Equity:
Retained earnings	113	24	137
Total shareholder's equity	685	24	709

	As Previously
	Reported	Adjustment	As Adjusted

Year Ended December 31, 2011:	(In Millions)
Revenues:
Universal life and investment-type product
policy fee income	$117	$6	$123
Benefits and Other Deductions:
Commissions	45	(12)	33
Amortization of deferred policy acquisition costs
and value of business acquired	(14)	2	(12)
Other operating costs and expenses	35	(6)	29
Earnings (loss), before income taxes	64	22	86
Income tax (expense) benefit	5	(7)	(2)
Net earnings (loss)	69	15	84

Year Ended December 31, 2010:
Revenues:
Universal life and investment-type product
policy fee income	$118	$4	$122
Benefits and Other Deductions:
Commissions	35	(8)	27
Amortization of deferred policy acquisition costs
and value of business acquired	41	2	43
Other operating costs and expenses	30	(3)	27
Earnings (loss), before income taxes	(37)	13	(24)
Income tax (expense) benefit	14	(5)	9
Net earnings (loss)	(23)	8	(15)

	As Previously
	Reported	Adjustment	As Adjusted

	(In Millions)
Year Ended December 31, 2011:
Cash flows from operating activities:
Net earnings	$69	$15	$84
Universal life and investment-type product
policy fee income	(117)	(6)	(123)
Change in deferred policy acquisition costs
and value of business acquired	(49)	2	(47)
Change in current and deferred income taxes	11	7	18
Other, net	0	(18)	(18)

Year Ended December 31, 2010:
Cash flows from operating activities:
Net earnings	$(23)	$8	$(15)
Universal life and investment-type product
policy fee income	(118)	(4)	(122)
Change in deferred policy acquisition costs
and value of business acquired	12	2	14
Change in current and deferred income taxes	(13)	5	(8)
Other, net	10	(11)	(1)

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	As Previously Reported
	and Adjusted Herein	Adjustment	As Adjusted

December 31, 2011:	(In Millions)

Assets:
Deferred policy acquisition costs	$224	$(52)	$172
Liabilities:
Current and deferred income taxes	147	(18)	129
Equity:
Retained earnings	137	(34)	103
Total shareholder's equity	709	(34)	675

	As Previously Reported
	and Adjusted Herein	Adjustment	As Adjusted

Year Ended December 31, 2011:	(In Millions)
Benefits and Other Deductions:
Amortization of deferred policy acquisition costs
and value of business acquired	$(12)	$0	$(12)
Capitalization of deferred policy acquisition costs	(35)	10	(25)
Earnings (loss), before income taxes	86	(10)	76
Income tax (expense) benefit	(2)	3	1
Net earnings (loss)	84	(7)	77

Year Ended December 31, 2010:
Benefits and Other Deductions:
Amortization of deferred policy acquisition costs
and value of business acquired	$43	$(2)	$41
Capitalization of deferred policy acquisition costs	(29)	8	(21)
Earnings (loss), before income taxes	(24)	(6)	(30)
Income tax (expense) benefit	9	2	11
Net earnings (loss)	(15)	(4)	(19)

	As Previously Reported
	and Adjusted Herein	Adjustment	As Adjusted

	(In Millions)
Year Ended December 31, 2011:
Cash flows from operating activities:
Net earnings	$84	$(7)	$77
Change in deferred policy acquisition costs
and value of business acquired	(47)	10	(37)
Change in current and deferred income taxes	18	(3)	15

Year Ended December 31, 2010:
Cash flows from operating activities:
Net earnings	$(15)	$(4)	$(19)
Change in deferred policy acquisition costs
and value of business acquired	14	6	20
Change in current and deferred income taxes	(8)	(2)	(10)